Commitments and Contingencies (Guarantees and Other Assurances) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Jun. 30, 2015
Guarantor Obligations [Line Items]
Recorded liability for all guarantees		$ 13	$ 12
Maximum aggregate coverage bodily injury and property damage			100
PPL Energy Supply LLC [Member]
Guarantor Obligations [Line Items]
Recorded liability for all guarantees		13
Maximum aggregate coverage bodily injury and property damage		225
Indemnification Agreement [Member] | Indemnifications for sales of assets [Member]
Guarantor Obligations [Line Items]
Maximum exposure			$ 1,150
Indemnification Agreement [Member] | PPL Energy Supply LLC [Member] | Indemnifications for sales of assets [Member]
Guarantor Obligations [Line Items]
Maximum exposure	[1]	$ 1,150
Expiration date minimum		2016
Expiration date maximum		2025
Financial Guarantee [Member] | PPL Energy Supply LLC [Member] | Letters Of Credit Issued On Behalf Of Affiliates [Member]
Guarantor Obligations [Line Items]
Maximum exposure	[2]	$ 25
Expiration date minimum		2015
Expiration date maximum		2016

[1]	Indemnifications are governed by the specific sales agreement and include breach of the representations, warranties and covenants, and liabilities for certain other matters. PPL Energy Supply's maximum exposure with respect to certain indemnifications and the expiration of the indemnifications cannot be estimated because the maximum potential liability is not capped by the transaction documents and the expiration date is based on the applicable statute of limitations. The exposure and expiration date noted is based on those cases in which the agreements provide for specific limits. The exposure at December 31, 2014 includes amounts related to the sale of the Montana Hydroelectric facilities. See Note 4 for additional information related to the sale.
[2]	Standby letter of credit arrangements under PPL Energy Supply's credit facilities for the purposes of protecting various third parties against nonperformance by PPL.